UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  May 14, 2008
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: 2,929,142


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.		COM		00163T109  137238   2521833 SH	     Sole		  1212420		1309413
							      962     17670 SH	     Defined 1		    17670		0
Alexander's Inc			COM		014752109     759      2140 SH	     Sole		     2140		0
							      401      1130 SH	     Defined 1		     1130		0
Acadia Realty Trust		COM		004239109      45      1866 SH	     Sole		     1866		0
Alexandria Real Estate Equitie	COM		015271109   46514    501657 SH	     Sole		   223217		278440
							      622      6710 SH	     Defined 1		     6710		0
AvalonBay Communities, Inc.	COM		053484101  211433   2190557 SH	     Sole		  1078857		1111700
							     1313     13600 SH	     Defined 1		    13600		0
BRE Properties, Inc.		COM		05564E106  114802   2519788 SH	     Sole		  1232966		1286822
							      729     16010 SH	     Defined 1		    16010		0
Biomed Realty Trust		COM		09063H107     729     30549 SH	     Sole		    29892		657
							      115      4800 SH	     Defined 1		     4800		0
Boston Properties, Inc.		COM		101121101  117748   1278901 SH	     Sole		   614471		664430
							     1215     13200 SH	     Defined 1		    13200		0
Brandywine Realty Trust		COM		105368203     279     16442 SH	     Sole		    16442		0
							      130      7641 SH	     Defined 1		     7641		0
Brookfield Properties Corp.	COM		112900105   70663   3659386 SH	     Sole		  1809331		1850055
							      326     16875 SH	     Defined 1	 	    16875		0
Camden Property Trust		COM		133131102   22585    449896 SH	     Sole		   201332		248564
							      210      4180 SH	     Defined 1		     4180		0
Cedar Shopping Centers Inc	COM		150602209     313     26800 SH	     Sole		    10800		16000
Corporate Office Properties	COM		22002T108   65382   1945304 SH	     Sole		   937150		1008154
							      445     13250 SH	     Defined 1		    13250		0
DCT Industrial Trust		COM		233153105     575     57719 SH	     Sole		    57719		0
							      298     29900 SH	     Defined 1		    29900		0
Developers Diversified Realty 	COM		251591103     155      3707 SH	     Sole		     3707		0
							       84      2000 SH	     Defined 1		     2000		0
DiamondRock Hospitality		COM		252784301   73697   5816620 SH	     Sole		  2809651		3006969
Douglas Emmett Inc.		COM		25960P109     747     33871 SH	     Sole		    33871		0
							      410     18600 SH	     Defined 1		    18600		0
Eastgroup Properties		COM		277276101     190      4100 SH	     Sole		     4100		0
							      116      2500 SH	     Defined 1		     2500		0
Equity Lifestyle Properties	COM		29472R108   33322    674942 SH	     Sole		   296758		378184
Equity Residential		COM		29476L107  110314   2658813 SH	     Sole		  1266629		1392184
							      999     24070 SH	     Defined 1	            24070		0
Essex Property Trust, Inc.	COM		297178105  125497   1101038 SH	     Sole		   536842		564196
							      850      7460 SH	     Defined 1		     7460		0
Federal Realty Investment Trus	COM		313747206  131628   1688627 SH	     Sole		   809549		879078
							      962     12340 SH	     Defined 1		    12340		0
Forest City Enterprises - Clas	COM		345550107    5783    157159 SH	     Sole		    64959		92200
							       55      1500 SH	     Defined 1		     1500		0
General Growth Properties	COM		370021107  237001   6209103 SH	     Sole		  2994380		3214723
							     1371     35910 SH	     Defined 1		    35910		0
Highwoods Properties, Inc.	COM		431284108     287      9223 SH	     Sole		     9223		0
							      143      4600 SH	     Defined 1		     4600		0
Host Hotels & Resorts, Inc.	COM		44107P104   87270   5481779 SH	     Sole		  2535180		2946599
Kilroy Realty			COM		49427F108   48781    993304 SH	     Sole		   474504		518800
							      284      5790 SH	     Defined 1	             5790		0
Kimco Realty Corp.		COM		49446R109     157      3989 SH	     Sole		     3989		0
							       84      2140 SH	     Defined 1		     2140		0
Liberty Property Trust		COM		531172104     283      9092 SH	     Sole		     9092		0
						 	      146      4690 SH	     Defined 1	             4690		0
Mack-Cali Realty Corporation	COM		554489104     279      7819 SH	     Sole		     7819		0
							      142      3990 SH	     Defined 1		     3990		0
Maguire Properties Inc.		COM		559775101    5023    350963 SH	     Sole		   164269		186694
							       33      2300 SH	     Defined 1		     2300		0
Mission West Properties		COM		605203108     317     33552 SH	     Sole		    33552		0
							      167     17700 SH	     Defined 1		    17700		0
ProLogis			COM	        743410102  155072   2634597 SH	     Sole		  1277302		1357295
							     1559     26480 SH	     Defined 1		    26480		0
Public Storage		        COM	        74460D109   24707    278800 SH	     Sole		   128600		150200
Regency Centers Corp		COM		758849103   63495    980459 SH	     Sole		   433680		546779
							      714     11030 SH	     Defined 1	            11030		0
SL Green Realty Corp		COM		78440X101  145245   1782800 SH	     Sole		   892478		890322
							     1038     12740 SH	     Defined 1        	    12740		0
Saul Centers, Inc.		COM		804395101     556     11083 SH	     Sole		    11083		0
							      281      5600 SH	     Defined 1	             5600		0
Simon Property Group, Inc.	COM		828806109  242813   2613424 SH	     Sole		  1162968		1450456
							     2052     22090 SH	     Defined 1	            22090		0
Starwood Hotels & Resorts Worl	COM		85590A401  159281   3077883 SH	     Sole		  1507459		1570424
Taubman Centers, Inc.	        COM		876664103   92804   1781270 SH	     Sole   		   887168		894102
							      719     13800 SH       Defined 1		    13800		0
The Macerich Company	        COM		554382101  144133   2051133 SH	     Sole		  1026541		1024592
							      948     13490 SH	     Defined 1	     	    13490		0
UDR, Inc.		        COM	        902653104     404     16482 SH	     Sole		    16482		0
							       211     8600 SH	     Defined 1		     8600		0
Vornado Realty Trust	        COM		929042109   229383  2660752 SH	     Sole		  1289756	        1370996
							      1318    15285 SH	     Defined 1		     15285		0

REPORT SUMMARY                        79DATA RECORD2929142                1OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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